Equity-method investees - Depreciation and Amortization, Interest Income, Interest Expense and Income Tax Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Joint Ventures [Line Items]
Depreciation and amortisation	€ 6,620	€ 6,526	€ 8,639
Income tax expense	1,036	684	1,090
Natuzzi Trading (Shanghai) Co., Ltd [Member]
Disclosure Of Joint Ventures [Line Items]
Depreciation and amortisation	2,710	4,153	5,571
Interest income	130	263	557
Interest expense	165	354	242
Income tax expense	€ 675	€ 874	€ 522